UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period:  September 30, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

September 30, 2021

CrossingBridge Low Duration High Yield Fund

Institutional Class
(CBLDX)

CrossingBridge Responsible Credit Fund

Institutional Class
(CBRDX)

CrossingBridge Ultra-Short Duration Fund

Institutional Class
(CBUDX)

CrossingBridge Pre-Merger SPAC ETF

(SPC)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	3

EXPENSE EXAMPLE	14

INVESTMENT HIGHLIGHTS	16

SCHEDULES OF INVESTMENTS	24

STATEMENTS OF ASSETS AND LIABILITIES	47

STATEMENTS OF OPERATIONS	49

STATEMENTS OF CHANGES IN NET ASSETS	51

FINANCIAL HIGHLIGHTS	54

NOTES TO FINANCIAL STATEMENTS	59

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	78

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENTS	80

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	91

ADDITIONAL INFORMATION	92

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Low Duration High Yield Fund
(Unaudited)

The 2021 fiscal year for the CrossingBridge Low Duration High Yield Fund (CBLDX; the “Fund”) covers the twelve-month period of October 1, 2020 through September 30, 2021.  During this period, the Fund gained 9.13% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 10.85%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 1.28% and the ICE BofA 0-3 Year U.S. Treasury Index gained 0.06%.

Monthly investment results for the fiscal year ranged from -0.42% in October 2020 to 1.69% in January 2021. The Fund generated positive returns for eleven out of the twelve months during the fiscal year.  The median monthly return for the period was 0.49% with an annualized standard deviation of 2.46%.

The Fund had positive contributions from interest income and had realized and unrealized gains during the period.  100% of the income was distributed for a 1-year dividend yield of 3.90%.  The Fund’s subsidized 30 day SEC yield was 2.23% and unsubsidized 30 day SEC yield was 2.24%.  The total return for the period was higher as the NAV increased from $9.86 on September 30, 2020 to $10.36 on September 30, 2021.

We believe the opportunity set for the CrossingBridge Low Duration High Yield Fund was very attractive during the fiscal year:

•	The strong mergers and acquisitions environment led to various event-driven opportunities

•	Special purpose acquisition companies offered one of the most attractive risk/reward opportunities in today’s market and our exposure continues to grow

•	Core buy & hold and cushion bonds positions performed well

High Yield Spread Per Unit of Leverage (SPL) and
% of High Yield Bonds that are Trading to Call

High Yield Credit Chartbook, Bank of America, July 1, 2021 and 1Q21 High Yield and Loan Fundamentals, Morgan Stanley, July 6, 2021

The historically low interest rate policy (sometimes referred to as “the Fed put”) and the highly anticipated rebound in the economy have driven asset prices to new heights as investors fear missing out. As illustrated above, the portion of the high yield market trading at a yield-to-call rate is at a 20+ year high as capital markets are wide open and any CFO who can refinance debt at a lower rate is taking advantage of the market. Concurrently, investors have become more complacent in their required compensation for credit risk. As shown above, the high yield spread per unit of leverage has fallen to match the lows seen over the last 20 years. In such an environment, it is as important as ever to be a “bottom up” credit-specific investor. The good news is that the universe of investment candidates is growing as turbocharged investment bankers feed the market with refinancings, mergers & acquisitions and market access for first-time debt issuers.  Moreover, the series of massive government stimulus packages and the policies of the Federal Reserve have permitted the U.S. economy to rebound rapidly, producing economic growth not seen since the 1950’s. Looking forward, we believe the opportunity set remains very favorable for the Fund and we believe we are well-positioned to capitalize on it.

The Fund purchases below investment grade debt as part of its core strategy.  Deemed speculative in nature by credit rating agencies because of elevated balance sheet leverage, the asset class has a greater potential for defaults and credit losses than government and investment grade debt.  However, we believe our “bottom-up” research approach significantly mitigates this risk.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (HSNF) tracks the performance of short maturity U.S. dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. The ICE BofA 1-3 Year U.S. Corporate Bond Index (C1A0) is a subset of the ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Treasury Index (G1QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.  Dividend Yield expresses a percentage of a current share price. SEC yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.” Basis Point is one hundredth of one percent.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell the shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Responsible Credit Fund
(Unaudited)

The 2021 fiscal period for the CrossingBridge Responsible Credit Fund (CBRDX; the “Fund”) covers the three-month period of June 30, 2021 (commencement of investment operations) through September 30, 2021.  During this period, the Fund gained 0.57% on its Institutional Class shares while the ICE BofA U.S. High Yield Index gained 0.94%, the ICE BofA U.S. Corporate Index lost 0.06% and the ICE BofA 3-7 Year U.S. Treasury Index lost 0.16%.

Monthly investment results for the fiscal period ranged from -0.20% in July 2021 to 0.54% in August 2021. The Fund generated positive returns for two out of the three months during the fiscal period.  The median monthly return for the period was 0.23%.

The Fund had positive contributions from interest income and had realized capital losses and unrealized gains during the period.  The total return for the period was higher as the NAV increased from $10.00 on June 30, 2021 to $10.01 on September 30, 2021.

According to J.P. Morgan, European corporate debt issuers actively pursuing environmental, social and governance (ESG) principals are often rewarded with a lower cost of capital whereas the same phenomenon is not yet prevalent in the U.S. This appears, to us, to be another market mis-pricing and future opportunity.

Industrial BBB Credit Spreads vs. ESG Scores

Oceans Apart – Assessing the ESG Cost of Debt in Global Credit, J.P. Morgan, June 9, 2021

The graph above illustrates the difference in the pricing of ESG-sensitive credit in Europe versus the U.S. credit spreads.  BBB1 quality European credits with higher ESG scores tend to have lower credit spreads.  This sharply contrasts with the U.S. where the credit spreads of BBB credits do not appear to be correlated to the ESG score, and counterintuitively, the credits with the best ESG scores in the U.S. yield 14 basis points more than those with lower scores. Although we respect the objectives of ESG-mindful companies and the discipline required to execute these elements, credit quality must also be taken into account when determining the appropriate spread.

[1]	Ratings given by a rating agency such as S&P or Moody’s.

Many consider the Nordic financial markets as leaders in adopting ESG principles and standardization as well as a model to observe investor behavior. As one of the largest U.S. investors in the Nordic corporate credit market, we have witnessed firsthand the tightening in credit spreads for ESG-friendly companies when investors emphasized adherence to ESG standards.

ESG Global HY Issuance

The Sustainable Finance Movement, Deutsche Bank, June 7, 2021

Globally, ESG equity funds have grown from $299 billion at the end of 2017 to approximately $1.6 trillion in August 2021, a cumulative annual growth rate of approximately 67%. However, the global fixed income market has been slower to adopt ESG strategies with assets growing from approximately $350 billion in early 2018 to an estimated $500 billion in early 2021 for a cumulative average growth rate of less than 13%.  As shown above, growth of global high yield issuance of ESG bonds has been robust over the last two years, although the issuance amount has been quite small relative to the whole high yield market. Generally, the U.S. has lagged Europe in ESG adoption, and the ESG-friendly high yield debt market is even further behind and in the early stages. We are hopeful that ESG standardization and independent scoring will encourage broader mindfulness among corporate issuers rather than simply be a catalyst for one-off “green” projects. Then, we believe the market should boom.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

The Fund is non-diversified under the 1940 act, therefore allowing the Fund to be more concentrated than a diversified fund. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Current fund statistics may not be indicative of future positioning.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

Definitions: The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA U.S. Corporate Index (C0A0) tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 3-7 Year U.S. Treasury Index (G30C) is a subset of ICE BofA U.S. Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years. Basis Point is one hundredth of one percent.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. The Fund invests in equity securities of special purpose acquisition companies (“SPACs”), which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Ultra-Short Duration Fund
(Unaudited)

The 2021 fiscal period for the CrossingBridge Ultra-Short Duration Fund (CBUDX; the “Fund”) covers the three-month period of June 30, 2021 (commencement of investment operations) through September 30, 2021.  During this period, the Fund gained 0.07% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Index  gained 0.09%, the ICE BofA 0-1 Year U.S. Treasury Index gained 0.03% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 0.12%.

Monthly investment results for the fiscal period ranged from -0.09% in August 2021 to 0.11% in September 2021. The Fund generated positive returns for two out of the three months during the fiscal period.  The median monthly return for the period was 0.05%.

The Fund had positive contributions from interest income and had realized and unrealized gains during the period.   The total return for the period was higher as the NAV increased from $10.00 on June 30, 2021 to $10.01 on September 30, 2021.

We launched the CrossingBridge Ultra-Short Duration Fund on June 30, 2021 to offer a solution for investors seeking ultra-short term fixed income allocations at “rock bottom” interest rates, while stressing preservation of capital.  The Fund was designed to compete in the Morningstar Ultra-Short Bond category which requires a minimum of 65% of the Fund be in investment grade bonds.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-1 Year U.S. Corporate Index (H540) tracks the performance of short-maturity U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 0-1 Year U.S. Treasury Index (G0QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year. The ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (R1A0) is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with an average life less than 3 years. Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination

SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Pre-Merger SPAC ETF
(Unaudited)

The 2021 fiscal period for the CrossingBridge Pre-Merger SPAC ETF (SPC; the “Fund”) covers the ten-day period of September 20, 2021 (commencement of investment operations) through September 30, 2021.  During this period, the Fund had a NAV return of 0.03% and a market return of 0.20% while the ICE BofA 0-3 Year U.S. Treasury Index lost 0.06%. The Fund had realized gains and unrealized losses during the period.  The total return for the period was higher as the share price increased from $20.00 on September 20, 2021 to $20.04 on September 30, 2021 while the NAV increased from $20.00 to $20.01 for the period.

During the COVID-19 pandemic, Special Purpose Acquisition Companies (SPACs) have evolved from a backwater niche to a bona fide stand-alone asset class1.  We contend that SPACs purchased below trust value with the intent to hold them to liquidation or redeem upon a business combination (whichever happens sooner) are an attractive alternative to short-term fixed income allocations.  Please see the end of the letter for a brief primer on SPACs.

According to SPACinformer.com2, there are 461 SPACS with $134 billion of trust value seeking merger partners and 120 SPACs with $35 billion of capital with pending transactions at quarter-end.

Special Purpose Acquisition Companies (SPACs) Trust Value ($millions) and Yield to Liquidation Date (%) – October 1, 20213

The subset of SPACS with a yield to liquidation greater than 2.0%, referenced in the chart above, is comprised of 229 companies with $53.6 billion of trust value. As a group these SPACS had a 2.4% yield to liquidation and time to liquidation of 1.1 years, which represents a 227-basis point spread to a comparable-maturity U.S. Treasury bond.4
________________

[1]	The SPAC market has grown from 59 SPACs raising $14.0 billion in 2019 to a cumulative 670 SPACs raising over $200 billion in 2020 and 2021 (year-to-date).
[2]	SPACinformer.com is an affiliate of CrossingBridge Advisors, LLC.
[3]	Per SPACinformer.com, as of 10/1/2021.
[4]	Computation is based on weighted average capital in trust.

Should a SPAC consummate a transaction substantially sooner than its liquidation date, the realized return will be significantly greater for investors that exercise the redemption right. For example, if all SPACs currently seeking targets closed transactions within the next six months, the yield to redemption date will be in excess of 4.0%. Additional upside may occur should the market become enthusiastic about an announced deal and drive the stock price above the trust value, allowing an exit through the sale of shares instead of redemption.

SPAC Primer

A special purpose acquisition company (SPAC) is a company with no commercial operations that raises money from investors through an IPO for the sole purpose of acquiring an existing private operating business within a specific period of time (generally up to two years). SPACs are sometimes called “blank check companies” because, at the time of the IPO, investors do not know the business in which the sponsor will choose to invest, although the sponsor’s track record of investment in certain industries or stated areas of interest may provide an indication. IPO proceeds are placed in a trust account, typically invested in U.S. government securities, money markets, and cash. This trust account is held for the benefit of the SPAC’s common shareholders until it is used to fund a successful business combination, or until it is returned to investors once the SPAC is liquidated because it failed to consummate a merger. A unique feature of SPACs is that SPAC common shareholders have the option to redeem their shares for their pro rata interest in the trust should the investor choose not to participate in the newly formed company. In many cases, the SPAC sponsor may overcollateralize the trust at the time of the IPO, meaning that there is more money in the trust than the IPO proceeds raised with the excess cash held for the benefit of SPAC common shareholders in the event of redemption or liquidation. If SPAC common shares are purchased at or below trust value, we believe the opportunity exists to earn an attractive yield to liquidation with minimal principal risk. As a result of the shareholder-friendly redemption feature of SPACs, should a SPAC successfully pursue a business combination, an investor’s realized rate of return will likely be higher due to the shortened maturity of the security. Furthermore, the market’s positive reaction to a SPAC’s announcement of a business combination may result in equity upside above the trust value.

SPACs are commonly issued at $10 per unit with a unit consisting of one share and a warrant or fraction of a warrant. The warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time; typically, the exercise price is $11.50 and the warrant has 5 years until expiration. On average, 55-60 days following the IPO, SPAC unit holders may elect to separate their units into shares and warrants that will trade as standalone securities. Some investors may sell the warrants to reduce their initial cost, thereby enhancing the yield to liquidation or yield to redemption. Other investors may choose to sell their SPAC common shares while keeping the warrants, in essence creating a portfolio of long-term, out-of-the-money options of future business combinations. Some investors may simply choose to keep the units, or the combination of SPAC common shares and warrants, to replicate the characteristics of a convertible bond.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Diversification does not assure a profit nor protect against risk in a declining market.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Yield to Liquidation is similar to a bond’s Yield to Maturity, SPACs have a Yield to Liquidation/Redemption, which can be calculated using the Gross Spread and Time to Liquidation. Basis Point is one hundredth of one percent. Out-of-the-money is if the underlying option price is trading below the strike price of the call, or a put options underlying’s price is above the put’s strike price.

It is not possible to invest directly in an index.

Investing involves risk; Principal loss is possible. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Must be preceded or accompanied by a prospectus.

Distributor: Foreside Fund Services, LLC.

CROSSINGBRIDGE FUNDS
Expense Example
(Unaudited)

As a shareholder of the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. As a shareholder of the CrossingBridge Pre-Merger SPAC ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the respective period disclosed in the following table and held for the entire respective period disclosed in the following table.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE FUNDS
Expense Example (Continued)
(Unaudited)

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	April 1,	September 30,	Paid During
	Ratio	2021	2021	Period(1)
CrossingBridge Low
Duration High Yield Fund
Based on actual return	0.86%	$1,000.00	$1,031.70	$4.38
Based on hypothetical return
(5% return before expenses)	0.86%	1,000.00	1,020.76	4.36

(1)
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (183 days), divided by 365 days to reflect the six month period ended September 30, 2021.

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	June 30,	September 30,	Paid During
	Ratio	2021(1)	2021	Period(2)
CrossingBridge
Responsible Credit Fund
Based on actual return	0.91%	1,000.00	1,005.70	2.30
Based on hypothetical return
(5% return before expenses)	0.91%	1,000.00	1,010.42	2.33

CrossingBridge
Ultra-Short Duration Fund
Based on actual return	0.90%	1,000.00	1,000.70	2.27
Based on hypothetical return
(5% return before expenses)	0.90%	1,000.00	1,010.45	2.31

(1)	Commencement of operations.
(2)
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (93 days), divided by 365 days to reflect the period of June 30, 2021 through September 30, 2021.

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	September 20,	September 30,	Paid During
	Ratio	2021(1)	2021	Period(2)
CrossingBridge
Pre-Merger SPAC ETF
Based on actual return	0.80%	1,000.00	1,000.30	0.22
Based on hypothetical return
(5% return before expenses)	0.80%	1,000.00	1,001.27	0.24

(1)	Commencement of operations.
(2)
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (11 days), divided by 365 days to reflect the period of September 20, 2021 through September 30, 2021.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of September 30, 2021 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*	Less than 0.05%.

Average Annual Total Returns as of September 30, 2021

	One	Three	Since
	Year	Years	February 1, 2018[1]
Institutional Class Shares	9.13%	4.52%	4.24%
ICE BofA 0-3 Year U.S. High Yield
Excluding Financials Index	10.85%	4.58%	4.75%
ICE BofA 0-3 Year U.S. Treasury Index	0.06%	2.27%	2.07%
ICE BofA 1-3 Year U.S. Corporate Bond Index	1.28%	3.63%	3.24%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index, as well as other broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofA 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofA 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*	Commencement of investment operations.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in fixed income securities that meet the responsible investing criteria of the Fund’s investment adviser. The allocation of portfolio holdings as of September 30, 2021 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of September 30, 2021

Since
June 30, 2021[1]
Institutional Class Shares	0.57%
ICE BofA U.S. High Yield Index	0.94%
ICE BofA 3-7 Year U.S. Treasury Index	-0.16%
ICE BofA U.S. Corporate Index	-0.06%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA U.S. High Yield Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than 3 years and less than or equal to 7 years. ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. ICE BofA U.S. High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publicly issued in the U.S. domestic market. It is not possible to invest directly in an index.

Growth of $50,000 Investment

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights
(Unaudited)

The Fund seeks to offer a higher yield than cash instruments while maintaining a low duration. The allocation of portfolio holdings as of September 30, 2021 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of September 30, 2021

Since
June 30, 2021[1]
Institutional Class Shares	0.07%
ICE BofA 0-1 Year U.S. Corporate Index	0.09%
ICE BofA 0-1 Year U.S. Treasury Index	0.03%
ICE BofA 0-3 Year U.S. Fixed Rate
Asset Backed Securities Index	0.12%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, ICE BofA 0-1 Year U.S. Corporate Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 0-1 Year U.S. Corporate Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 1 year. ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with a remaining term to final maturity less than three years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights
(Unaudited)

The Fund seeks to provide total returns consistent with the preservation of capital. The allocation of portfolio holdings as of September 30, 2021 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of September 30, 2021

Since
September 20, 2021[1]
Net Asset Value	0.03%
Market Value	0.20%
ICE BofA 0-3 Year U.S. Treasury Index	-0.06%

[1]	Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights (Continued)
(Unaudited)

U.S. government in its domestic market with maturities less than three years. Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. It is not possible to invest directly in an index.

Growth of $10,000 Investment

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

September 30, 2021

	Face
	Amount†	Value

ASSET BACKED SECURITIES – 1.02%

Finance and Insurance – 0.30%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	1,000,000	$999,961

Transportation and Warehousing – 0.72%
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
2013-1, 4.950%, 07/15/2023	2,341,761	2,339,766
TOTAL ASSET BACKED SECURITIES (Cost $3,194,943)		3,339,727

BANK LOANS – 20.95%

Arts, Entertainment, and Recreation – 0.63%
Golden Nugget
13.000% (3 Month LIBOR + 12.000%), 10/04/2023 (b)	1,884,938	2,064,007

Construction – 0.25%
Lealand Finance (McDermott)
3.084% (1 Month Base Rate + 3.000%), 06/30/2024 (b)(d)	1,337,668	802,601

Finance and Insurance – 1.32%
JZ Capital Partners Ltd.
16.000% (3 Month LIBOR + 11.000% +
4.000% PIK), 06/12/2022 (b)(d)(j)(k)	4,293,369	4,293,369

Health Care and Social Assistance – 0.77%
Change Healthcare Holdings LLC
3.500% (1 Month LIBOR + 2.500%), 03/01/2024 (b)	2,514,089	2,514,214

Information – 5.18%
Gray Television, Inc.
0.000%, 08/03/2022 (l)(m)	6,233,000	6,233,000
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (b)(d)	825,000	837,375
8.625%, 01/02/2024 (d)	3,301,000	3,362,894
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)(d)	2,131,000	2,171,627
Meredith Corp.
2.584% (1 Month LIBOR + 2.500%), 01/31/2025 (b)	4,318,000	4,313,056
		16,917,952

Manufacturing – 8.38%
Forterra Finance LLC
4.000% (1 Month LIBOR + 3.000%), 10/25/2023 (b)	4,185,492	4,188,108

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

BANK LOANS – 20.95% (CONTINUED)

Manufacturing – 8.38% (Continued)
K&N Parent, Inc.
5.750% (3 Month LIBOR + 4.750%), 10/20/2023 (b)	4,401,072	$4,228,704
LABL, Inc.
4.084% (1 Month LIBOR + 4.000%), 07/02/2026 (b)	4,407,756	4,408,307
Mallinckrodt International
4.382% (3 Month LIBOR + 2.250%), 02/28/2022 (b)	12,524,560	12,322,601
Pixelle Specialty Solutions
7.500% (1 Month LIBOR + 6.500%), 10/31/2024 (b)	2,199,000	2,201,749
		27,349,469

Mining, Quarrying, and Oil and Gas Extraction – 1.36%
Quarternorth Energy Holding, Inc.
9.000% (Base Rate + 8.000%), 08/27/2026 (b)	4,419,985	4,447,610

Professional, Scientific, and Technical Services – 1.58%
Parexel International Corp.
2.834% (1 Month LIBOR + 2.750%), 09/27/2024 (b)	5,169,268	5,170,716

Transportation and Warehousing – 1.48%
Syncreon Group BV
7.000% (1 Month LIBOR + 6.000%), 04/01/2025 (b)(d)	4,824,000	4,878,270
TOTAL BANK LOANS (Cost $68,776,517)		68,438,208

COMMERCIAL PAPER – 8.55%

Manufacturing – 8.55%
Conagra Brands, Inc.
0.251%, 12/22/2021 (c)	5,418,000	5,414,153
Constellation Brands, Inc.
0.170%, 10/08/2021 (c)	3,370,000	3,369,768
General Motors Financial Co, Inc.
0.271%, 10/06/2021 (c)	4,136,000	4,135,825
0.320%, 11/22/2021 (c)	4,141,000	4,138,939
ITT, Inc.
0.170%, 11/30/2021 (c)	2,096,000	2,094,629
Viatris, Inc.
0.323%, 10/25/2021 (c)	3,870,000	3,869,038
0.365%, 11/19/2021 (c)	4,879,000	4,876,391
TOTAL COMMERCIAL PAPER (Cost $27,900,753)		27,898,743

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Number
	of Shares	Value
COMMON STOCKS – 0.02%

Mining, Quarrying, and Oil and Gas Extraction – 0.02%
Superior Energy Services, Inc.	1,616	$69,488
TOTAL COMMON STOCKS (Cost $2,117)		69,488

	Face
	Amount†

CONVERTIBLE BONDS – 3.56%

Information – 2.58%
Buzzfeed, Inc.
7.000%, 09/30/2026 (n)	4,900,000	—
DISH Network Corp.
2.375%, 03/15/2024	5,229,000	5,114,616
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,136,000	3,314,094
		8,428,710

Transportation and Warehousing – 0.98%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	3,150,000	3,177,720
TOTAL CONVERTIBLE BONDS (Cost $12,352,483)		11,606,430

CORPORATE BONDS – 43.91%

Accommodation and Food Services – 0.56%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (a)	1,803,000	1,844,505

Administrative and Support and Waste
Management and Remediation Services – 0.12%
Lakers Holding AB
5.960% (3 Month NIBOR + 5.500%), 06/09/2025 (b)(d)(e)	NOK 3,400,000	399,634

Arts, Entertainment, and Recreation – 0.13%
Gaming Innovation Group PLC
8.500% (3 Month STIBOR + 8.500%), 06/11/2024 (b)(d)(f)	SEK 3,500,000	411,184

Educational Services – 0.14%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	473,000	473,816

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 43.91% (CONTINUED)

Finance and Insurance – 3.53%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.750%, 02/01/2024	3,162,000	$3,205,477
Nordic Capital Partners II AS
6.800% (3 Month NIBOR + 6.250%), 06/30/2024 (b)(d)(e)	NOK 10,200,000	1,187,455
Stockwik Forvaltning AB
7.000% (3 Month STIBOR + 7.000%), 09/03/2023 (b)(d)(f)	SEK 7,500,000	878,135
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	5,486,000	5,904,308
VNV Global Ltd.
5.750%, 10/04/2022 (d)(f)	SEK 2,960,000	349,104
		11,524,479

Health Care and Social Assistance – 0.65%
ADDvise Group AB
7.250% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(d)(f)	SEK 5,470,000	640,459
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (a)	1,452,000	1,479,225
		2,119,684

Information – 16.91%
Azerion Holding BV
7.250%, 04/28/2024 (d)(g)	EUR 2,571,000	3,102,279
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/2023 (a)	3,617,000	3,638,449
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	4,959,000	5,082,479
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (b)(d)(g)	EUR 943,000	1,133,282
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (a)	425,000	427,656
CSC Holdings LLC
6.750%, 11/15/2021	11,540,000	11,583,275
INNOVATE Corp.
8.500%, 02/01/2026 (a)	6,774,000	6,748,801
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (a)(b)(d)(g)	EUR 5,917,000	6,853,933
Lumen Technologies, Inc.
5.800%, 03/15/2022	6,076,000	6,199,039
Meredith Corp.
6.500%, 07/01/2025	2,224,000	2,383,505

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 43.91% (CONTINUED)

Information – 16.91% (Continued)
Nielsen Co.
5.000%, 02/01/2025 (a)(d)	3,796,000	$3,890,900
NortonLifeLock, Inc.
5.000%, 04/15/2025 (a)	391,000	397,721
Sprint Communications, Inc.
11.500%, 11/15/2021	3,709,000	3,755,363
		55,196,682

Manufacturing – 9.64%
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (a)	5,194,000	5,410,849
Dell International LLC / EMC Corp.
7.125%, 06/15/2024 (a)	9,013,000	9,229,312
EnPro Industries, Inc.
5.750%, 10/15/2026	2,607,000	2,730,507
Fiven ASA
6.850% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(d)(g)	EUR 3,160,000	3,784,606
Ford Motor Credit Co LLC
0.999% (3 Month LIBOR + 0.880%), 10/12/2021 (b)	979,000	979,007
3.813%, 10/12/2021	6,653,000	6,664,643
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(d)(g)	EUR 2,198,000	2,670,164
		31,469,088

Mining, Quarrying, and Oil and Gas Extraction – 1.51%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	4,700,000	4,935,000

Professional, Scientific, and Technical Services – 3.90%
C3 Nano, Inc.
6.500%, 02/15/2024 (a)	630,000	636,407
Desenio Holding AB
5.500% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(d)(f)	SEK 2,500,000	292,139
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	3,448,000	3,527,252
Jaguar Holding Co II / PPD Development LP
4.625%, 06/15/2025 (a)	7,969,000	8,287,760
		12,743,558

Retail Trade – 2.71%
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	8,579,000	8,847,094

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 43.91% (CONTINUED)

Transportation and Warehousing – 3.27%
Altera Shuttle Tankers LLC
7.125%, 08/15/2022 (d)	1,600,000	$1,610,000
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	2,468,000	2,409,385
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	6,538,000	6,644,243
		10,663,628

Wholesale Trade – 0.84%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	2,656,079	2,740,689
TOTAL CORPORATE BONDS (Cost $142,614,867)		143,369,041

MUNICIPAL BONDS – 0.73%

Construction – 0.73%
Puerto Rico Highway & Transportation Authority
7.215%, 07/01/2022 (c)	1,055,000	991,787
7.312%, 07/01/2023 (c)	1,570,000	1,387,580
TOTAL MUNICIPAL BONDS (Cost $2,389,515)		2,379,367

	Number of
	Shares

PREFERRED STOCKS – 0.51%

Real Estate and Rental and Leasing – 0.51%
Gladstone Land Corp. Series D
Cumulative Term Preferred 5.000%, 01/31/2026	63,987	1,665,901
TOTAL PREFERRED STOCKS (Cost $1,599,675)		1,665,901

SPECIAL PURPOSE ACQUISITION COMPANIES – 10.45%
890 5th Avenue Partners, Inc. (h)	193,405	1,916,644
Adit EdTech Acquisition Corp. (h)	12,435	121,117
Alkuri Global Acquisition Corp. (h)	12,435	123,977
Argus Capital Corp. (h)	45,287	457,399
Aries I Acquisition Corp. (d)(h)	1,018	10,160
Athena Technology Acquisition Corp. (h)	30,481	302,536
Athlon Acquisition Corp. (h)	12,435	121,614
Atlantic Avenue Acquisition Corp. (h)	90,259	884,538
Authentic Equity Acquisition Corp. (d)(h)	12,435	120,619
AxonPrime Infrastructure
Acquisition Corp. Founder Shares (h)(j)(k)	5,000	—
Alpha Partners Technology Merger Corp. Founder Shares (h)(j)(k)	9,341	—

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 10.45% (CONTINUED)
Benessere Capital Acquisition Corp. (h)	52	$524
Berenson Acquisition Corp. I (h)	252,107	2,485,775
Berenson Acquisition Corp. Founder Shares (h)(j)(k)	19,099	—
BGP Acquisition Corp. (d)(h)	61,619	582,300
Bite Acquisition Corp. (h)	15,849	154,211
Bull Horn Holdings Corp. (d)(h)	150,000	1,492,500
Carney Technology Acquisition Corp. II (h)	186,545	1,822,545
Cartesian Growth Corp. (d)(h)	38,645	381,426
Cascade Acquisition Corp. (h)	19,565	195,063
Cerberus Telecom Acquisition Corp. (d)(h)	62,107	621,070
CF Acquisition Corp. IV (h)	21,247	206,733
CF Acquisition Corp. VI (h)	23,923	232,292
Chavant Capital Acquisition Corp. (d)(h)	157,965	1,559,115
Clarim Acquisition Corp. (h)	19,291	189,631
Cohn Robbins Holdings Corp. (d)(h)	14,295	140,377
COVA Acquisition Corp. (d)(h)	12,435	120,744
DHB Capital Corp. (h)	4,520	43,844
Disruptive Acquisition Corp. I (d)(h)	34,905	338,928
Duddell Street Acquisition Corp. (d)(h)	6,717	65,625
EJF Acquisition Corp. (d)(h)	26,496	261,251
Empowerment & Inclusion Capital I Corp. (h)	21,858	213,771
EQ Health Acquisition Corp. (h)	12,435	121,490
Equity Distribution Acquisition Corp. (h)	27,989	274,852
Executive Network Partnering Corp. (h)	42,321	415,592
Fintech Evolution Acquisition Group (d)(h)	12,435	120,495
Forum Merger IV Corp. (h)	30,394	296,645
G&P Acquisition Corp. (h)	56,448	557,142
G3 VRM Acquisition Corp. (h)	104,604	1,046,040
GigCapital4, Inc. (h)	43,710	430,981
Global Consumer Acquisition Corp. (h)	100,022	988,217
Global Partner Acquisition Corp. II (d)(h)	12,977	125,877
Global SPAC Partners Co. (d)(h)	134,584	1,344,494
Golden Falcon Acquisition Corp. (h)	46,683	455,159
Growth Capital Acquisition Corp. (h)	99,658	984,621
Hamilton Lane Alliance Holdings I, Inc. (h)	24,449	237,155
Healthcare Services Acquisition Corp. (h)	12,435	120,993
HPX Corp. (d)(h)	2,751	27,070
Ignyte Acquisition Corp. (h)	12,435	121,739
Isleworth Healthcare Acquisition Corp. (h)	26,494	260,436
Itiquira Acquisition Corp. (d)(h)	12,435	121,241
Jack Creek Investment Corp. (d)(h)	12,435	121,241
Malacca Straits Acquisition Co Ltd. (d)(h)	69,784	693,653
Maquia Capital Acquisition Corp. (h)	53,783	537,830

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 10.45% (CONTINUED)
Mason Industrial Technology, Inc. (h)	206,515	$2,011,456
North Atlantic Acquisition Corp. (d)(h)	12,435	121,366
Oaktree Acquisition Corp. II (d)(h)	26,901	263,630
Omnichannel Acquisition Corp. (h)	63,103	624,720
One Equity Partners Open Water I Corp. (h)	19,319	187,974
OTR Acquisition Corp. (h)	33,414	336,813
Oyster Enterprises Acquisition Corp. (h)	12,435	121,241
Peridot Acquisition Corp. II (d)(h)	20,358	197,676
Pontem Corp. (d)(h)	2,927	28,421
PWP Forward Acquisition Corp. I (h)	6,639	63,867
RMG Acquisition Corp. III (d)(h)	31,887	310,261
Seaport Global Acquisition Corp. (h)	29,044	292,473
Seven Oaks Acquisition Corp. (h)	19,916	197,766
Silver Crest Acquisition Corp. (d)(h)	12,435	122,236
Tailwind International Acquisition Corp. (d)(h)	30,005	291,048
Tailwind Two Acquisition Corp. (d)(h)	33,081	321,878
Tech and Energy Transition Corp. (h)	13,307	130,009
Tekkorp Digital Acquisition Corp. (d)(h)	59,086	580,225
Thimble Point Acquisition Corp. (h)	17,560	174,546
Tishman Speyer Innovation Corp. II (h)	44,553	436,619
Trebia Acquisition Corp. (d)(h)	69,535	689,092
Vector Acquisition Corp. II (d)(h)	166,059	1,619,075
Vistas Media Acquisition Co., Inc. (h)	29,979	302,188
Zanite Acquisition Corp. (h)	13,073	132,168
TOTAL SPECIAL PURPOSE ACQUISITION VEHICLES
(Cost $33,989,083)		34,126,040

TRADE CLAIMS – 1.49%

Utilities – 1.49%
Brazos Electric Power Cooperative, Inc.	5,397,407	4,857,667
TOTAL TRADE CLAIMS (Cost $4,891,400)		4,857,667

WARRANTS – 0.01%
Clarim Acquisition Corp. (h)
Expiration: 12/31/2027, Exercise Price: $11.50	6,430	3,987
DHB Capital Corp. (h)
Expiration: 03/15/2028, Exercise Price: $11.50	1,507	979
Empowerment & Inclusion Capital I Corp. (h)
Expiration: 12/31/2027, Exercise Price: $11.50	4,712	3,534
PWP Forward Acquisition Corp. I (h)
Expiration: 03/29/2026, Exercise Price: $11.50	877	719

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value
WARRANTS – 0.01% (CONTINUED)
Tailwind International Acquisition Corp. (d)(h)
Expiration: 03/01/2028, Exercise Price: $11.50	10,002	$6,201
Thaihot Investment Company (h)
Expiration: 11/30/2021, Exercise Price: $0.01	29	—
TOTAL WARRANTS (Cost $15,441)		15,420

MONEY MARKET FUNDS – 9.14%
First American Government Obligations
Fund – Class X, 0.026% (i)	14,921,919	14,921,919
First American Treasury Obligations Fund – Class X, 0.013% (i)	14,921,919	14,921,919
TOTAL MONEY MARKET FUNDS (Cost $29,843,838)		29,843,838
Total Investments (Cost $327,570,632) – 100.34%		327,609,870
Liabilities in Excess of Other Assets – (0.34)%		(1,126,236)
Total Net Assets – 100.00%		$326,483,634

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Aggregate value of these securities is $82,852,201 or 25.38% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at September 30, 2021.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Principal amount denominated in Norwegian Krone.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Non-income producing security.
(i)	Seven day yield as of September 30, 2021.
(j)	Illiquid security.
(k)	Security valued using unobservable inputs.
(l)	Zero coupon security.
(m)	Entire position is unsettled as of September 30, 2021.
(n)	Unfunded commitment. The total of unfunded commitments as of September 30, 2021 was $0.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

Forward Currency Exchange Contracts	September 30, 2021

		Currency	USD Value at	Currency	USD Value at	Unrealized
Settlement	Counter-	to be	September 30,	to be	September 30,	Appreciation/
Date	party	Delivered	2021	Received	2021	(Depreciation)
10/15/21	U.S. Bank	15,280,000 EUR	$17,704,799	18,097,938 USD	$18,097,938	$393,139
10/15/21	U.S. Bank	13,820,000 NOK	1,580,735	1,602,077 USD	1,602,077	21,342
10/15/21	U.S. Bank	22,453,000 SEK	2,565,059	2,609,297 USD	2,609,297	44,238
			$21,850,593		$22,309,312	$458,719

EUR – Euro
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments

September 30, 2021

	Face
	Amount†	Value

BANK LOANS – 9.10%

Information – 2.23%
Gray Television, Inc.
0.000%, 08/03/2022 (k)(l)	376,000	$376,000

Retail Trade – 2.98%
West Marine, Inc.
9.000% (1 Month LIBOR + 8.250%), 06/01/2029 (a)	500,000	503,750

Transportation and Warehousing – 3.89%
Syncreon Group BV
7.000% (1 Month LIBOR + 6.000%), 04/01/2025 (a)(d)	650,000	657,312
TOTAL BANK LOANS (Cost $1,528,275)		1,537,062

COMMERCIAL PAPER – 1.50%

Manufacturing – 1.50%
Viatris, Inc.
0.365%, 11/19/2021 (b)	253,000	252,865
TOTAL COMMERCIAL PAPER (Cost $252,869)		252,865

CONVERTIBLE BONDS – 0.23%

Information – 0.23%
Kaleyra, Inc.
6.125%, 06/01/2026 (c)	37,000	38,776
TOTAL CONVERTIBLE BONDS (Cost $36,642)		38,776

CORPORATE BONDS – 57.72%

Finance and Insurance – 4.13%
StoneX Group, Inc.
8.625%, 06/15/2025 (c)	648,000	697,410

Information – 18.16%
Cengage Learning, Inc.
9.500%, 06/15/2024 (c)	274,000	280,822
Elastic NV
4.125%, 07/15/2029 (c)(d)	3,000	3,019
INNOVATE Corp.
8.500%, 02/01/2026 (c)	460,000	458,289

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 57.72% (CONTINUED)

Information – 18.16% (Continued)
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (a)(c)(d)(e)	EUR 1,250,000	$1,447,932
MicroStrategy, Inc.
6.125%, 06/15/2028 (c)	364,000	368,146
NortonLifeLock, Inc.
5.000%, 04/15/2025 (c)	500,000	508,595
		3,066,803

Manufacturing – 8.37%
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (c)	550,000	572,962
Dell International LLC / EMC Corp.
7.125%, 06/15/2024 (c)	466,000	477,184
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(d)(e)	EUR 300,000	364,445
		1,414,591

Mining, Quarrying, and Oil and Gas Extraction – 2.16%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	347,000	364,350

Professional, Scientific, and Technical Services – 7.28%
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	577,000	590,262
Getty Images, Inc.
9.750%, 03/01/2027 (c)	600,000	639,750
		1,230,012

Retail Trade – 5.94%
Ambience Merger Sub, Inc.
4.875%, 07/15/2028 (c)	549,000	549,694
The Fresh Market, Inc.
9.750%, 05/01/2023 (c)	440,000	453,750
		1,003,444

Transportation and Warehousing – 3.91%
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (c)(d)	650,000	660,563

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 57.72% (CONTINUED)

Utilities – 6.44%
IEA Energy Services LLC
6.625%, 08/15/2029 (c)	1,100,000	$1,087,515

Wholesale Trade – 1.33%
Leroy Seafood Group ASA
3.350%, 09/17/2031 (d)(f)	NOK 2,000,000	224,317
TOTAL CORPORATE BONDS (Cost $9,761,523)		9,749,005

	Number of
	Shares

SPECIAL PURPOSE ACQUISITION COMPANIES – 19.06%
890 5th Avenue Partners, Inc. (g)	34,998	346,830
ACE Convergence Acquisition Corp. (d)(g)	30,000	297,300
Athlon Acquisition Corp. (g)	31,000	303,180
Atlantic Avenue Acquisition Corp. (g)	26,630	260,974
Authentic Equity Acquisition Corp. (d)(g)	31,000	300,700
AxonPrime Infrastructure
Acquisition Corp. Founder Shares (g)(j)(k)	1,000	—
Carney Technology Acquisition Corp. II (g)	6,389	62,421
Cohn Robbins Holdings Corp. (d)(g)	7,200	70,704
COVA Acquisition Corp. (d)(g)	16,671	161,875
Empowerment & Inclusion Capital I Corp. (g)	22,322	218,309
Executive Network Partnering Corp. (g)	2,044	20,072
Global Consumer Acquisition Corp. (g)	3,687	36,428
Healthcare Services Acquisition Corp. (g)	31,000	301,630
Ignyte Acquisition Corp. (g)	22,737	222,595
North Atlantic Acquisition Corp. (d)(g)	31,000	302,560
Omnichannel Acquisition Corp. (g)	30,000	297,000
Thimble Point Acquisition Corp. (g)	1,000	9,940
Trebia Acquisition Corp. (d)(g)	669	6,630
TOTAL SPECIAL PURPOSE ACQUISITION VEHICLES
(Cost $3,209,686)		3,219,148

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value

MONEY MARKET FUNDS – 10.97%
First American Government Obligations
Fund – Class X, 0.026% (h)	925,808	$925,808
First American Treasury Obligations Fund – Class X, 0.013% (h)	926,781	926,781
TOTAL MONEY MARKET FUNDS (Cost $1,852,589)		1,852,589
Total Investments (Cost $16,641,584) – 98.58%		16,649,445
Other Assets in Excess of Liabilities – 1.42%		239,978
Total Net Assets – 100.00%		$16,889,423

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Variable rate security. The rate shown represents the rate at September 30, 2021.
(b)	The rate shown is the effective yield.
(c)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Aggregate value of these securities is $8,244,407 or 48.81% of Fund’s net assets.

(d)	Foreign issued security.
(e)	Principal amount denominated in Euros.
(f)	Principal amount denominated in Norwegian Krone.
(g)	Non-income producing security.
(h)	Seven day yield as of September 30, 2021.
(i)	Illiquid security.
(j)	Security valued using unobservable inputs.
(k)	Zero coupon security.
(l)	Entire position is unsettled as of September 30, 2021.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

Forward Currency Exchange Contracts	September 30, 2021

		Currency	USD Value at	Currency	USD Value at	Unrealized
Settlement	Counter-	to be	September 30,	to be	September 30,	Appreciation/
Date	party	Delivered	2021	Received	2021	(Depreciation)
10/15/21	U.S. Bank	1,580,000 EUR	$1,830,732	1,871,384 USD	$1,871,384	$40,652
10/15/21	U.S. Bank	2,000,000 NOK	228,761	232,845 USD	232,845	4,084
			$2,059,493		$2,104,229	$44,736

EUR – Euro
NOK – Norwegian Krone
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments

September 30, 2021

	Face
	Amount†	Value

ASSET BACKED SECURITIES – 4.51%

Finance and Insurance – 2.14%
LendingPoint 2021-A Asset Securitization Trust
1.000%, 12/15/2028 (a)	44,532	$44,671
LendingPoint 2021-B Asset Securitization Trust
1.110%, 02/15/2029	750,000	749,943
		794,614

Information – 0.33%
SBA Tower Trust
2018-1, 3.448%, 03/15/2048 (a)	120,000	121,618

Transportation and Warehousing – 2.04%
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	662,142	670,854
Southwest Airlines Co 2007-1 Pass Through Trust
2007-1, 6.650%, 08/01/2022	84,394	85,357
		756,211
TOTAL ASSET BACKED SECURITIES (Cost $1,675,576)		1,672,443

BANK LOANS – 6.55%

Information – 2.75%
Intelsat Jackson Holdings SA
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)(d)	1,000,000	1,019,065

Manufacturing – 3.80%
Mallinckrodt International
4.382% (3 Month LIBOR + 2.250%), 02/28/2022 (b)	1,431,606	1,408,521
TOTAL BANK LOANS (Cost $2,438,040)		2,427,586

COMMERCIAL PAPER – 23.03%

Finance and Insurance – 3.24%
Cigna Corp.
0.152%, 10/13/2021 (c)	600,000	599,973
Humana, Inc.
0.193%, 10/26/2021 (c)	600,000	599,875
		1,199,848

Information – 2.02%
AT&T, Inc.
0.139%, 10/19/2021 (c)	250,000	249,983

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

COMMERCIAL PAPER – 23.03% (CONTINUED)

Information – 2.02% (Continued)
Rogers Communications, Inc.
0.141%, 10/07/2021 (c)	250,000	$249,994
0.248%, 01/13/2022 (c)	250,000	249,854
		749,831

Manufacturing – 12.74%
Amphenol Corp.
0.107%, 10/22/2021 (c)	700,000	699,955
Conagra Brands, Inc.
0.251%, 12/22/2021 (c)	619,000	618,560
Constellation Brands, Inc.
0.170%, 10/08/2021 (c)	328,000	327,977
0.172%, 10/15/2021 (c)	587,000	586,916
General Motors Financial Co., Inc.
0.271%, 10/06/2021 (c)	396,000	395,983
0.320%, 10/22/2021 (c)	400,000	399,926
ITT, Inc.
0.170%, 11/30/2021 (c)	250,000	249,837
Leggett & Platt, Inc.
0.244%, 10/27/2021 (c)	250,000	249,955
Sherwin Williams Company
0.107%, 10/25/2021 (c)	750,000	749,910
Viatris, Inc.
0.323%, 10/25/2021 (c)	442,000	441,890
		4,720,909

Retail Trade – 5.03%
Dollarama, Inc.
0.145%, 10/19/2021 (c)	783,000	782,946
Walgreens Boots Alliance, Inc.
0.151%, 10/08/2021 (c)	300,000	299,990
0.177%, 11/03/2021 (c)	783,000	782,868
		1,865,804
TOTAL COMMERCIAL PAPER (Cost $8,536,674)		8,536,392

CONVERTIBLE BONDS – 2.05%

Finance and Insurance – 2.05%
Goldman Sachs BDC, Inc.
4.500%, 04/01/2022	743,000	757,846
TOTAL CONVERTIBLE BONDS (Cost $757,240)		757,846

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 46.46%

Agriculture, Forestry, Fishing and Hunting – 1.41%
Land O’ Lakes, Inc.
6.000%, 11/15/2022 (a)	500,000	$522,506

Construction – 1.62%
Lennar Corp.
4.125%, 01/15/2022	600,000	600,750

Finance and Insurance – 2.04%
Main Street Capital Corp.
4.500%, 12/01/2022	725,000	754,957

Health Care and Social Assistance – 0.93%
Fresenius Medical Care US Finance II, Inc.
5.875%, 01/31/2022 (a)	340,000	345,947

Information – 9.60%
CSC Holdings LLC
6.750%, 11/15/2021	1,104,000	1,108,140
IHS Markit Ltd.
5.000%, 11/01/2022 (a)(d)	900,000	934,353
Sprint Communications, Inc.
11.500%, 11/15/2021	424,000	429,300
Verisk Analytics, Inc.
4.125%, 09/12/2022	1,050,000	1,087,371
		3,559,164

Manufacturing – 15.50%
AbbVie, Inc.
3.450%, 03/15/2022	1,200,000	1,210,736
Bayer US Finance LLC
3.000%, 10/08/2021 (a)	750,000	750,216
Cintas Corp. No 2
3.250%, 06/01/2022	500,000	506,017
Cooke Omega Investments Inc / Alpha VesselCo Holdings, Inc.
8.500%, 12/15/2022 (a)(d)	446,000	455,505
General Electric Co.
4.650%, 10/17/2021	245,000	245,375
General Mills, Inc.
3.150%, 12/15/2021	35,000	35,028
Leggett & Platt, Inc.
3.400%, 08/15/2022	750,000	763,872

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 46.46% (CONTINUED)

Manufacturing – 15.50% (Continued)
Sherwin-Williams Company
4.200%, 01/15/2022	50,000	$50,061
The J.M. Smucker Co.
3.500%, 10/15/2021	1,174,000	1,175,178
Viatris, Inc.
1.125%, 06/22/2022 (a)	550,000	552,986
		5,744,974

Mining, Quarrying, and Oil and Gas Extraction – 2.25%
Glencore Finance Canada Ltd.
4.950%, 11/15/2021 (a)(d)	830,000	833,461

Retail Trade – 6.96%
AutoZone, Inc.
3.700%, 04/15/2022	752,000	759,326
Foot Locker, Inc.
8.500%, 01/15/2022	362,000	371,374
Kroger Co.
2.950%, 11/01/2021	600,000	601,203
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	821,000	846,656
		2,578,559

Transportation and Warehousing – 3.56%
Canadian Pacific Railway Co.
4.500%, 01/15/2022 (d)	589,000	595,933
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	30,000	34,997
El Paso Natural Gas Co LLC
8.625%, 01/15/2022	50,000	51,177
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	625,000	635,156
		1,317,263

Utilities – 0.14%
Pacific Gas and Electric Co.
1.500% (3 Month LIBOR + 1.375%), 11/15/2021 (b)	50,000	50,025

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

September 30, 2021

	Face
	Amount†	Value

CORPORATE BONDS – 46.46% (CONTINUED)

Wholesale Trade – 2.45%
Arrow Electronics, Inc.
3.500%, 04/01/2022	900,000	$909,060
TOTAL CORPORATE BONDS (Cost $17,219,584)		17,216,666

	Number of
	Shares

SPECIAL PURPOSE ACQUISITION COMPANIES – 16.76%
890 5th Avenue Partners, Inc. (e)	5,000	49,550
ACE Convergence Acquisition Corp. (d)(e)	25,000	247,750
Argus Capital Corp. (e)	15,680	158,368
Aries I Acquisition Corp. (d)(e)	38,546	384,689
Athlon Acquisition Corp. (e)	1,000	9,780
Atlantic Avenue Acquisition Corp. (e)	1,000	9,800
Authentic Equity Acquisition Corp. (d)(e)	1,000	9,700
Benessere Capital Acquisition Corp. (e)	1,954	19,697
Berenson Acquisition Corp. I (e)	24,118	237,804
Berenson Acquisition Corp. Founder Shares (e)(g)(h)	1,827	—
Better World Acquisition Corp. (e)	29,575	297,968
Bull Horn Holdings Corp. (d)(e)	60,000	597,000
Carney Technology Acquisition Corp. II (e)	1,000	9,770
Chavant Capital Acquisition Corp. (d)(e)	85,000	838,950
CITIC Capital Acquisition Corp. (d) (e)	4,260	42,472
Cohn Robbins Holdings Corp. (d)(e)	1,000	9,820
COVA Acquisition Corp. (d)(e)	1,000	9,710
Empowerment & Inclusion Capital I Corp. (e)	800	7,824
G3 VRM Acquisition Corp. (e)	30,000	300,000
Global Consumer Acquisition Corp. (e)	65,000	642,200
Global SPAC Partners Co. (d)(e)	12,875	128,621
Healthcare Services Acquisition Corp. (e)	1,000	9,730
Ignyte Acquisition Corp. (e)	1,000	9,790
Malacca Straits Acquisition Co Ltd. (d)(e)	13,497	134,160
Maquia Capital Acquisition Corp. (e)	30,000	300,000
North Atlantic Acquisition Corp. (d)(e)	1,000	9,760
Thimble Point Acquisition Corp. (e)	1,000	9,940
Trebia Acquisition Corp. (d)(e)	668	6,620
Vistas Media Acquisition Co, Inc. (e)	77,877	785,000
Zanite Acquisition Corp. (e)	92,647	936,661
TOTAL SPECIAL PURPOSE ACQUISITION VEHICLES
(Cost $6,169,110)		6,213,134

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value

MONEY MARKET FUNDS – 10.67%
First American Government Obligations
Fund – Class X, 0.026% (f)	1,976,584	$1,976,584
First American Treasury Obligations Fund – Class X, 0.013% (f)	1,976,583	1,976,583
TOTAL MONEY MARKET FUNDS (Cost $3,953,167)		3,953,167
Total Investments (Cost $40,749,391) – 110.03%		40,777,234
Liabilities in Excess of Other Assets – (10.03)%		(3,716,497)
Total Net Assets – 100.00%		$37,060,737

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Aggregate value of these securities is $6,078,073 or 16.40% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at September 30, 2021.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Non-income producing security.
(f)	Seven day yield as of September 30, 2021.
(g)	Illiquid security.
(h)	Security valued using unobservable inputs.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments

September 30, 2021

	Number of
	Shares	Value

SPECIAL PURPOSE ACQUISITION COMPANIES – 85.42%
26 Capital Acquisition Corp. (a)	9,840	$95,645
ACE Convergence Acquisition Corp. (a)(b)	9,840	97,514
Acropolis Infrastructure Acquisition Corp. (a)	4,610	44,740
Alkuri Global Acquisition Corp. (a)	10,290	102,591
Apollo Strategic Growth Capital (a)(b)	8,210	80,130
ArcLight Clean Transition Corp. II (a)(b)	7,760	75,738
Argus Capital Corp. (a)	6,000	60,600
Austerlitz Acquisition Corp. I (a)(b)	9,840	97,810
B. Riley Principal 250 Merger Corp. (a)	5,060	49,082
Berenson Acquisition Corp I (a)	12,175	120,045
Berenson Acquisition Corp. Founder Shares (a)	922	—
Bridgetown Holdings Ltd. (a)(b)	8,660	84,955
Cartesian Growth Corp. (a)(b)	4,500	44,415
CC Neuberger Principal Holdings II (a)(b)	8,210	80,622
CITIC Capital Acquisition Corp. (a)(b)	9,840	98,105
Colicity, Inc. (a)	7,760	75,815
Compute Health Acquisition Corp. (a)	8,210	80,212
Digital World Acquisition Corp. (a)	7,760	78,609
FTAC Hera Acquisition Corp. (a)(b)	5,060	49,284
FTAC Parnassus Acquisition Corp. (a)	5,060	49,335
G Squared Ascend I, Inc. (a)(b)	13,680	134,953
GigCapital4, Inc. (a)	7,590	74,837
GigInternational1, Inc. (a)	5,510	54,384
Global Consumer Acquisition Corp. (a)	7,590	74,989
Goal Acquisitions Corp. (a)	6,690	65,027
Health Assurance Acquisition Corp. (a)	8,210	80,294
Healthcare Capital Corp. (a)	10,515	103,678
HealthCor Catalio Acquisition Corp. (a)(b)	7,760	76,824
Horizon Acquisition Corp. II (a)(b)	7,760	76,048
Hudson Executive Investment Corp. III (a)	7,760	75,505
Independence Holdings Corp. (a)(b)	4,610	45,040
International Media Acquisition Corp. (a)	8,210	80,458
Isos Acquisition Corp. (a)(b)	4,610	46,008
ITHAX Acquisition Corp. (a)(b)	5,060	49,335
Itiquira Acquisition Corp. (a)(b)	6,690	65,228
KKR Acquisition Holdings I Corp. (a)	7,760	75,660
Levere Holdings Corp. (a)(b)	5,510	53,778
LightJump Acquisition Corp. (a)	6,690	65,896
M3-Brigade Acquisition II Corp. (a)	9,840	97,514
Macondray Capital Acquisition Corp. I (a)(b)	8,210	80,786
Magnum Opus Acquisition Ltd. (a)(b)	7,590	75,065
Maquia Capital Acquisition Corp. (a)	7,140	71,400
Motive Capital Corp. (a)(b)	9,840	97,416

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

September 30, 2021

	Number of
	Shares	Value

SPECIAL PURPOSE ACQUISITION
COMPANIES – 85.42% (CONTINUED)
Mudrick Capital Acquisition Corp. II (a)	8,660	$86,167
NightDragon Acquisition Corp. (a)	5,510	53,833
North Atlantic Acquisition Corp. (a)(b)	10,740	104,822
Novus Capital Corp. II (a)	9,840	97,416
Parabellum Acquisition Corp. (a)	42,165	420,385
Parabellum Acquisition Corp. Founder Shares (a)(d)(e)	1,874	—
Pathfinder Acquisition Corp. (a)(b)	5,060	49,993
Pershing Square Tontine Holdings Ltd. (a)	8,040	158,388
Pioneer Merger Corp. (a)(b)	9,840	97,711
Primavera Capital Acquisition Corp. (a)(b)	8,210	80,048
Provident Acquisition Corp. (a)(b)	5,060	49,335
ScION Tech Growth I (a)(b)	5,510	53,612
Silver Crest Acquisition Corp. (a)(b)	9,840	96,727
Silver Spike Acquisition Corp. II (a)(b)	5,510	53,998
StoneBridge Acquisition Corp. (a)(b)	10,290	103,723
Tailwind International Acquisition Corp. (a)(b)	6,690	64,893
Tio Tech A (a)(b)	4,610	44,671
Viveon Health Acquisition Corp. (a)	5,510	55,045
Zanite Acquisition Corp. (a)	9,840	99,482
TOTAL SPECIAL PURPOSE ACQUISITION VEHICLES
(Cost $4,957,412)		4,955,619

MONEY MARKET FUNDS – 7.46%
First American Government Obligations
Fund – Class X, 0.026% (c)	216,511	216,511
First American Treasury Obligations Fund – Class X, 0.013% (c)	216,510	216,510
TOTAL MONEY MARKET FUNDS (Cost $433,021)		433,021
Total Investments (Cost $5,390,433) – 92.88%		5,388,640
Other Assets in Excess of Liabilities – 7.12%		413,143
Total Net Assets – 100.00%		$5,801,783

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of September 30, 2021.
(d)	Illiquid security.
(e)	Security valued using unobservable inputs.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities

September 30, 2021

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
ASSETS
Investments, at value
(cost $327,570,632 and $16,641,584)	$327,609,870	$16,649,445
Cash	20,958,248	457,068
Cash held in foreign currency, at value
(cost $96,980 and $16,442 )	97,002	16,429
Receivable for investment securities sold	4,461,998	—
Dividends and interest receivable	3,241,979	162,533
Receivable for Fund shares sold	2,080,604	—
Unrealized appreciation of forward currency
exchange contracts	458,719	44,736
Prepaid expenses and other assets	34,763	23,248
Receivable from Adviser	—	5,577
TOTAL ASSETS	358,943,183	17,359,036
LIABILITIES
Payable for investments purchased	32,058,844	376,000
Payable to Adviser	174,742	—
Payable for Fund shares redeemed	99,878	39,614
Payable to affiliates	62,696	27,222
Accrued expenses and other liabilities	42,491	25,313
Shareholder servicing fees payable	20,898	1,464
TOTAL LIABILITIES	32,459,549	469,613
NET ASSETS	$326,483,634	$16,889,423
Net assets consist of:
Paid-in capital	$319,914,647	$16,838,736
Total distributable earnings	6,568,987	50,687
NET ASSETS	$326,483,634	$16,889,423

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	31,501,489	1,686,806
Net asset value, offering, and
redemption price per share	$10.36	$10.01

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2021

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
ASSETS
Investments, at value
(cost $40,749,391 and $5,390,433)	$40,777,234	$5,388,640
Cash	294,253	43,186
Receivable for investment securities sold	814,880	45,600
Dividends and interest receivable	292,119	2
Receivable for Fund shares sold	76,875	1,603,648
Prepaid expenses and other assets	24,412	—
Receivable from Adviser	607	—
TOTAL ASSETS	42,280,380	7,081,076
LIABILITIES
Payable for investments purchased	5,163,773	1,278,384
Accrued expenses and other liabilities	27,229	—
Payable to affiliates	25,946	—
Shareholder servicing fees payable	2,676	—
Payable for Fund shares redeemed	19	—
Payable to Adviser	—	909
TOTAL LIABILITIES	5,219,643	1,279,293
NET ASSETS	$37,060,737	$5,801,783
Net assets consist of:
Paid-in capital	$37,029,790	$5,803,792
Total distributable earnings/(accumulated losses)	30,947	(2,009)
NET ASSETS	$37,060,737	$5,801,783

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,703,463
Net asset value, offering, and
redemption price per share	$10.01

FUND
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		290,000
Net asset value, offering, and
redemption price per share		$20.01

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations

For the Year/Period Ended September 30, 2021

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund(1)
INVESTMENT INCOME
Interest income (net of $74,188 and $5,936
foreign withholding tax, respectively)	$8,207,425	$102,175
Dividend income	55,775	—
TOTAL INVESTMENT INCOME	8,263,200	102,175
EXPENSES
Management fees (Note 4)	1,262,622	20,335
Shareholder servicing fees – Institutional Class (Note 5)	146,366	3,128
Administration and accounting fees (Note 6)	126,127	17,585
Transfer agent fees and expenses (Note 6)	52,855	6,290
Federal and state registration fees	41,648	5,720
Legal fees	31,923	3,513
Custody fees (Note 6)	28,053	3,810
Audit and tax fees	19,155	16,741
Pricing fees (Note 6)	16,299	1,999
Trustees’ fees	15,588	—
Chief Compliance Officer fees (Note 6)	13,694	2,917
Reports to shareholders	9,953	3,425
Expense recoupment by Adviser (Note 4)	4,619	—
Other expenses	4,576	904
Insurance fees	3,621	210
TOTAL EXPENSES	1,777,099	86,577
Less waivers and reimbursement by Adviser (Note 4)	(75,455)	(58,237)
NET EXPENSES	1,701,644	28,340
NET INVESTMENT INCOME	6,561,556	73,835
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,132,312	1,480
Foreign currency exchange contracts	274,815	(8,861)
Written options contracts	57,400	—
Foreign currency transactions	12,907	3,209
	7,477,434	(4,172)
Net change in unrealized appreciation (depreciation) on:
Investments	2,551,056	7,861
Foreign currency exchange contracts	307,539	44,736
Foreign currency translation	(1,282)	(53)
	2,857,313	52,544
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	10,334,747	48,372
NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,896,303	$122,207

(1)	Represents period from June 30, 2021 (commencement of operations) through September 30, 2021

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations (Continued)

For the Period Ended September 30, 2021

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund(1)	SPAC ETF(2)
INVESTMENT INCOME
Interest income	$20,370	$2
TOTAL INVESTMENT INCOME	20,370	2
EXPENSES
Management fees (Note 4)	21,476	909
Administration and accounting fees (Note 6)	17,585	—
Audit and tax fees	16,500	—
Federal and state registration fees	7,090	—
Transfer agent fees and expenses (Note 6)	6,309	—
Legal fees	4,372	—
Reports to shareholders	3,425	—
Shareholder servicing fees – Institutional Class (Note 5)	3,303	—
Chief Compliance Officer fees (Note 6)	2,917	—
Custody fees (Note 6)	2,576	—
Pricing fees (Note 6)	1,919	—
Insurance fees	210	—
Other expenses	743	—
TOTAL EXPENSES	88,425	909
Less waivers and reimbursement by Adviser (Note 4)	(58,690)	—
NET EXPENSES	29,735	909
NET INVESTMENT LOSS	(9,365)	(907)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	5,227	691
Foreign currency transactions	7,242	—
	12,469	691
Net change in unrealized appreciation (depreciation) on:
Investments	27,843	(1,793)
	27,843	(1,793)
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	40,312	(1,102)
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$30,947	$(2,009)

(1)	Represents period from June 30, 2021 (commencement of operations) through September 30, 2021.
(2)	Represents period from September 20, 2021 (commencement of operations) through September 30, 2021.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Changes in Net Assets

	CROSSINGBRIDGE LOW DURATION
	HIGH YIELD FUND
	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
FROM OPERATIONS
Net investment income	$6,561,556	$4,843,248
Net realized gain (loss) on:
Investments	7,132,312	(537,671)
Forward currency exchange contracts	274,815	—
Written options contracts	57,400	—
Foreign currency transactions	12,907	63,938
Net change in unrealized
appreciation (depreciation) on:
Investments	2,551,056	(2,471,488)
Forward currency exchange contracts	307,539	151,180
Foreign currency translation	(1,282)	(181)
Net increase in net assets from operations	16,896,303	2,049,026

FROM DISTRIBUTIONS
Distributions to shareholders	(7,308,862)	(5,081,642)
Net decrease in net assets
resulting from distributions paid	(7,308,862)	(5,081,642)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	257,858,317	68,152,381
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	5,795,404	4,149,819
Payments for shares redeemed –
Institutional Class	(90,881,724)	(54,164,236)
Net increase in net assets
from capital share transactions	172,771,997	18,137,964
TOTAL INCREASE IN NET ASSETS	182,359,438	15,105,348

NET ASSETS:
Beginning of Year	144,124,196	129,018,848
End of Year	$326,483,634	$144,124,196

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Changes in Net Assets (Continued)

	CROSSINGBRIDGE	CROSSINGBRIDGE
	RESPONSIBLE	ULTRA-SHORT
	CREDIT FUND	DURATION FUND
	Period from	Period from
	June 30, 2021(1)	June 30, 2021(1)
	through	through
	September 30, 2021	September 30, 2021
FROM OPERATIONS
Net investment income (loss)	$73,835	$(9,365)
Net realized gain (loss) on:
Investments	1,480	5,227
Forward currency exchange contracts	(8,861)	—
Foreign currency transactions	3,209	7,242
Net change in unrealized
appreciation (depreciation) on:
Investments	7,861	27,843
Forward currency exchange contracts	44,736	—
Foreign currency translation	(53)	—
Net increase in net assets from operations	122,207	30,947

FROM DISTRIBUTIONS
Distributions to shareholders	(71,520)	—
Net decrease in net assets
resulting from distributions paid	(71,520)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	17,033,340	37,029,820
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	71,520	—
Payments for shares redeemed –
Institutional Class	(266,124)	(30)
Net increase in net assets
from capital share transactions	16,838,736	37,029,790
TOTAL INCREASE IN NET ASSETS	16,889,423	37,060,737

NET ASSETS:
Beginning of Period	—	—
End of Period	$16,889,423	$37,060,737

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Changes in Net Assets (Continued)

CROSSINGBRIDGE
PRE-MERGER SPAC ETF
Period from
September 20, 2021(1)
through
September 30, 2021
FROM OPERATIONS
Net investment loss	$(907)
Net realized gain (loss) on:
Investments	691
Net change in unrealized appreciation (depreciation) on:
Investments	(1,793)
Net decrease in net assets from operations	(2,009)

FROM DISTRIBUTIONS
Net decrease in net assets resulting from distributions paid	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares	5,803,792
Net asset value of shares issued to shareholders
in payment of distributions declared	—
Payments for shares redeemed	—
Net increase in net assets from capital share transactions	5,803,792
TOTAL INCREASE IN NET ASSETS	5,801,783

NET ASSETS:
Beginning of Period	—
End of Period	$5,801,783

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Institutional Class

Year Ended
September 30,
2021
Net Asset Value, Beginning of Year/Period	$9.86

Income from investment operations:
Net investment income(2)	0.34
Net realized and unrealized gain (loss) on investments(3)	0.54
Total from investment operations	0.88

Less distributions paid:
From net investment income	(0.38)
From net realized gains	—
Total distributions paid	(0.38)

Net Asset Value, End of Year/Period	$10.36
Total return(5)	9.13%

Supplemental Data and Ratios:
Net assets, end of year/period (000’s)	$326,484

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)(7)	0.91%
After waivers and reimbursement of expenses(6)(7)	0.88%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	3.34%
After waivers and reimbursements of expenses(6)	3.37%
Portfolio turnover rate(8)	169.73%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)	Less than $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	This ratio includes previous expense reimbursements recouped by the Adviser. If this recoupment was excluded, this ratio would be unchanged.
(8)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Period/Year

			Period from
			February 1, 2018(1)
Year Ended	Year Ended		through
September 30, 2020	September 30, 2019		September 31, 2018
$10.04	$10.06		$10.00

0.35	0.29		0.17
(0.18)	(0.02)		0.02
0.17	0.27		0.19

(0.35)	(0.29)		(0.13)
—	(0.00	)(4)	—
(0.35)	(0.29)		(0.13)

$9.86	$10.04		$10.06
1.80%	2.71%		1.95%

$144,124	$129,019		$45,827

0.96%	1.08%		1.90%
0.90%	0.96%		1.00%

3.35%	2.83%		1.64%
3.41%	2.95%		2.54%
224.86%	198.63%		76.70%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Institutional Class
Period from
June 30, 2021(1)
through
September 30,
2021
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.06
Net realized and unrealized loss on investments(3)	(0.01)
Total from investment operations	0.05

Less distributions paid:
From net investment income	(0.04)
From net realized gains	—
Total distributions paid	(0.04)

Net Asset Value, End of Period	$10.01
Total return(4)	0.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$16,889

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	2.77%
After waivers and reimbursement of expenses(5)(6)	0.91%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(5)	0.50%
After waivers and reimbursements of expenses(5)	2.36%
Portfolio turnover rate(7)	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Institutional Class
Period from
June 30, 2021(1)
through
September 30,
2021
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment loss(1)	(0.01)
Net realized and unrealized gain on investments(2)	0.02
Total from investment operations	0.01

Less distributions paid:
From net investment income	—
From net realized gains	—
Total distributions paid	—

Net Asset Value, End of Period	$10.01
Total return(4)	0.07%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$37,061

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	2.68%
After waivers and reimbursement of expenses(5)	0.90%
Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(5)	(2.06%)
After waivers and reimbursements of expenses(5)	(0.28%)
Portfolio turnover rate(6)	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

NAV
	Period from
	September 20,
	2021(1)
	through
	September 30,
	2021
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.00	)(3)
Net realized and unrealized gain on investments(4)	0.01
Total from investment operations	0.01

Less distributions paid:
From net investment income	—
From net realized gains	—
Total distributions paid	—

Net Asset Value, End of Period	$20.01
Total return(5)	0.03%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,802

Ratio of expenses to average net assets(6)	0.80%
Ratio of net investment loss to average net assets(6)	(0.80%)
Portfolio turnover rate(7)(8)	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount between $(0.005) and $0.00 per share.
(4)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Total return for a period of less than one year is not annualized. Total return presented is total return of Net Asset Value. Total return of the Market Value is 0.20%.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements
September 30, 2021

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.

The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.

The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.

The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital.  The ETF commenced investment operations on September 20, 2021.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are  investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of  such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2021:

CrossingBridge Low Duration High Yield Fund
	Level 1	Level 2	Level 3	Total
Investments(1):
Asset Backed Securities	$—	$3,339,727	$—	$3,339,727
Bank Loans	—	64,144,839	4,293,369	68,438,208
Commercial Paper	—	27,898,743	—	27,898,743
Common Stocks	—	69,488	—	69,488
Convertible Bonds	—	11,606,430	—	11,606,430
Corporate Bonds	—	143,369,041	—	143,369,041
Municipal Bonds	—	2,379,367	—	2,379,367
Preferred Stocks	—	1,665,901	—	1,665,901
Special Purpose
Acquisition Companies	32,973,094	1,152,946	0	34,126,040
Trade Claims	—	4,857,667	—	4,857,667
Warrants	15,420	—	0	15,420
Money Market Funds	29,843,838	—	—	29,843,838
Total Investments	$62,832,352	$260,484,149	$4,293,369	$327,609,870
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$458,719	$—	$458,719
Total Other
Financial Instruments	$—	$458,719	$—	$458,719

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

CrossingBridge Responsible Credit Fund
	Level 1	Level 2	Level 3	Total
Investments(1):
Bank Loans	$—	$1,537,062	$—	$1,537,062
Commercial Paper	—	252,865	—	252,865
Convertible Bonds	—	38,776	—	38,776
Corporate Bonds	—	9,749,005	—	9,749,005
Special Purpose
Acquisition Companies	3,219,148	—	0	3,219,148
Money Market Funds	1,852,589	—	—	1,852,589
Total Investments	$5,071,737	$11,577,708	$0	$16,649,445
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$44,736	$—	$44,736
Total Other
Financial Instruments	$—	$44,736	$—	$44,736

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CrossingBridge Ultra-Short Duration Fund
	Level 1	Level 2	Level 3	Total
Investments(1):
Asset Backed Securities	$—	$1,672,443	$—	$1,672,443
Bank Loans	—	2,427,586	—	2,427,586
Commercial Paper	—	8,536,392	—	8,536,392
Convertible Bonds	—	757,846	—	757,846
Corporate Bonds	—	17,216,666	—	17,216,666
Special Purpose
Acquisition Companies	6,213,134	—	0	6,213,134
Money Market Funds	3,953,167	—	—	3,953,167
Total Investments	$10,166,301	$30,610,933	$0	$40,777,234

(1)	See the Schedule of Investments for industry classifications.

CrossingBridge Pre-Merger SPAC ETF
	Level 1	Level 2	Level 3	Total
Investments(1):
Special Purpose
Acquisition Companies	$4,910,879	$44,740	$0	$4,955,619
Money Market Funds	433,021	—	—	433,021
Total Investments	$5,343,900	$44,740	$0	$5,388,640

(1)	See the Schedule of Investments for industry classifications.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

Each Fund held investments in SPACs whose value was deemed immaterial for the tables listed below.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
Bank Loans
Beginning Balance – October 1, 2020	$—
Purchases	5,540,269
Sales	(1,244,821)
Realized gains	—
Realized losses	(2,079)
Change in unrealized appreciation (depreciation)	—
Transfer in/(out) of Level 3	—
Ending Balance – September 30, 2021	$4,293,369

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

CrossingBridge Low Duration High Yield Fund

				Range/Weighted
	Fair Value			Average
	September 30,	Valuation	Unobservable	Unobservable
Description	2021	Methodologies	Input	Input*
Bank Loans*	$4,293,369	Company-specific	Market	$100.00
		information	assessment

*	Table presents information for one security, which has been valued at $100.00 throughout the period.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the fiscal year or period ended September 30, 2021, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year or period ended September 30, 2021, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d) Distributions to Shareholders

In general, the Mutual Funds will distribute any net investment income monthly and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are currently expensed up to 0.10% of average daily net assets of each Mutual Fund’s Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal,

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(j) Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the fiscal year or period ended September 30, 2021, the monthly average quantity and notional value of derivatives are described below:

CrossingBridge Low Duration High Yield Fund

	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	4	$16,575,405
Warrants	69,513	104,167
Written Options Contracts	37	367,947

CrossingBridge Responsible Credit Fund

	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	1	$1,359,550

Statements of Assets and Liabilities

Fair value of derivative instruments as of September 30, 2021 are described below:

CrossingBridge Low Duration High Yield Fund

	Asset Derivatives
	Statements of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized Appreciation	$458,719
Warrants	Investments, at value	15,420

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

CrossingBridge Responsible Credit Fund

	Asset Derivatives
	Statements of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Unrealized Appreciation	$44,736

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the fiscal year or period ended September 30, 2021 are described below:

CrossingBridge Low Duration High Yield Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$274,815
Written options contracts	57,400
Warrants	3,980,741

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$307,539
Warrants	(21)

CrossingBridge Responsible Credit Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$(8,861)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$44,736

The CrossingBridge Ultra-Short Duration Fund and CrossingBridge Pre-Merger SPAC ETF did not invest in derivatives during the fiscal period ended September 30, 2021.

(k) LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. It is the primary interest rate benchmark for short-term interest rates around the world. On March 5, 2021, the United Kingdom's Financial Conduct Authority, which regulates LIBOR and the LIBOR administrator, ICE Benchmark Association, announced that most LIBOR reference rates will no longer be published after December 31, 2021 and a majority of U.S. reference dollar reference rates will no longer be published after June 30, 2023. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years or periods ended September 30, 2021 and September 30, 2020 were as follows:

CrossingBridge Low Duration High Yield Fund
	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$7,308,862	$5,081,642
Long Term Capital Gain	—	—

CrossingBridge Responsible Credit Fund(1)
	Period Ended
	September 30, 2021
Ordinary Income	$71,520
Long Term Capital Gain	—

(1)	Fund commenced investment operations on June 30, 2021.

The CrossingBridge Ultra-Short Duration Fund and CrossingBridge Pre-Merger SPAC ETF did not make any distributions to shareholders during the fiscal period ended September 30, 2021.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2021.

As of September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	CrossingBridge	CrossingBridge
	Low Duration	Responsible
	High Yield Fund	Credit Fund
Cost basis of investments for
federal income tax purposes	$327,804,846	$16,659,846
Gross tax unrealized appreciation	$2,269,336	$96,388
Gross tax unrealized depreciation	(1,910,129)	(45,664)
Total net tax unrealized appreciation
(depreciation) on investments	359,207	50,724
Undistributed ordinary income	6,668,499	23,174
Undistributed long-term capital gain	—	21,525
Other accumulated earnings (losses)	(458,719)	(44,736)
Total distributable earnings (accumulated losses)	$6,568,987	$50,687

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
Cost basis of investments for
federal income tax purposes	$40,774,290	$5,394,535
Gross tax unrealized appreciation	$57,293	$6,955
Gross tax unrealized depreciation	(54,349)	(12,850)
Total net tax unrealized appreciation
(depreciation) on investments	2,944	(5,895)
Undistributed ordinary income	28,003	3,886
Undistributed long-term capital gain	—	—
Other accumulated earnings (losses)	—	—
Total distributable earnings (accumulated losses)	$30,947	$(2,009)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of Passive Foreign Investment Companies.

At September 30, 2021, the Funds had no capital loss carryovers to be carried forward to offset future realized capital gains.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended September 30, 2021, no reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

(4)	Investment Adviser

The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.

In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser, the Adviser is responsible for managing the ETF in accordance with its investment objectives.  For the services it provides the ETF, the ETF pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets.  Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

With respect to the Mutual Funds, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through June 30, 2023 (August 31, 2022 for the CrossingBridge Low Duration High Yield Fund) to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of each Mutual Fund’s respective average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the fiscal year ended September 30, 2021, the Adviser recouped $4,619 of previously waived expenses in the CrossingBridge Low Duration High Yield Fund. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/22	9/30/23	9/30/24
CrossingBridge Low Duration High Yield Fund	$96,889	$97,442	$75,455
CrossingBridge Responsible Credit Fund	—	—	58,237
CrossingBridge Ultra-Short Duration Fund	—	—	58,690

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Yield Fund, which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the year ended September 30, 2021 as the Investor Class was not operational during the year.

The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Currently, the shareholder servicing fee authorized for each Mutual Fund is up to 0.10%; however, the fee may be increased up to 0.15% of a Fund’s daily net assets, at any time. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for Institutional Class shares for the Mutual Funds pursuant to the Shareholder Servicing Plan during the year or period September 30, 2021, as well as the fees owed as of September 30, 2021.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$146,366	$20,898
CrossingBridge Responsible Credit Fund	3,128	1,464
CrossingBridge Ultra-Short Duration Fund	3,303	2,676

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the fiscal year or period ended September 30, 2021, and owed as of September 30, 2021, are as follows:

Fund Administration, Accounting and Pricing	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$142,426	$41,085
CrossingBridge Responsible Credit Fund	19,584	15,706
CrossingBridge Ultra-Short Duration Fund	19,504	15,644

Transfer Agency	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$52,855	$13,835
CrossingBridge Responsible Credit Fund	6,290	4,789
CrossingBridge Ultra-Short Duration Fund	6,309	4,809

Custody	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$28,053	$4,860
CrossingBridge Responsible Credit Fund	3,810	3,810
CrossingBridge Ultra-Short Duration Fund	2,576	2,576

Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the fiscal year or period ended September 30, 2021, and owed as of September 30, 2021, is as follows:

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$13,694	$2,916
CrossingBridge Responsible Credit Fund	2,917	2,917
CrossingBridge Ultra-Short Duration Fund	2,917	2,917

Under the terms of a Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.

The CrossingBridge Low Duration High Yield Fund also has a line of credit with U.S. Bank (See Note 11).

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

CrossingBridge Low Duration High Yield Fund
	Year ended	Year ended
	September 30, 2021	September 30, 2020
Shares sold	25,189,279	6,883,162
Shares reinvested	571,682	423,496
Shares redeemed	(8,883,494)	(5,538,037)
Net Increase	16,877,467	1,768,621

CrossingBridge Responsible Credit Fund
	Period from
	June 30, 2021(1)
	through
	September 30, 2021
Shares sold	1,706,239
Shares reinvested	7,151
Shares redeemed	(26,584)
Net Increase	1,686,806

CrossingBridge Ultra-Short Duration Fund
	Period from
	June 30, 2021(1)
	through
	September 30, 2021
Shares sold	3,703,466
Shares reinvested	—
Shares redeemed	(3)
Net Increase	3,703,463

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

CrossingBridge Pre-Merger SPAC ETF
Period from
September 20, 2021(1)
through
September 30, 2021
Shares sold	290,000
Shares reinvested	—
Shares redeemed	—
Net Increase	290,000

(1)	Commencement of operations.

(8)	Creation and Redemption Transactions

Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $250.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the fiscal year or period ended September 30, 2021 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Yield Fund	$361,043,006	$258,947,893
CrossingBridge Responsible Credit Fund	17,510,096	3,321,118
CrossingBridge Ultra-Short Duration Fund	14,693,421	1,731,623
CrossingBridge Pre-Merger SPAC ETF	862,322	106,200

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions.  During the period ended September 30, 2021, the CrossingBridge Pre-Merger SPAC had $4,200,598 of creations in-kind and $0 of redemptions in-kind.

There were no purchases or sales of U.S. government securities in the Funds.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At September 30, 2021, Charles Schwab & Co., Inc. held 27.61% and 85.19% of the CrossingBridge Low Duration High Yield Fund and CrossingBridge Responsible Credit Fund, respectively. National Financial Services LLC held 94.67% of the CrossingBridge Ultra-Short Duration Fund at September 30, 2021. There were no beneficial shareholders in the CrossingBridge Pre-Merger SPAC ETF at September 30, 2021.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

(11)	Line of Credit

At September 30, 2021, the CrossingBridge Low Duration High Yield Fund had a line of credit in the amount of the lesser of $15,000,000 or 33 1/3% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 6, 2022. The unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. Interest will be accrued at the prime rate (3.25% as of September 30, 2021). During the fiscal year ended September 30, 2021, the Fund did not utilize the line of credit.

(12)	Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On June 30, 2021, Foreside Financial Group, LLC (“FFG”), the parent company of Quasar Distributors, LLC (“Quasar”), the Mutual Funds’ distributor, and Foreside Fund Services, LLC (“Foreside”), the ETF’s distributor, and Lovell Minnick Partners, LLC (“LMP”) entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”), a private equity firm specializing in financial and related business services companies. Genstar will acquire a majority stake in FFG, and LMP will exit its investment in FFG. The transaction closed September 30, 2021. The Board has approved Quasar and Foreside to remain the Mutual Funds’ and ETF’s distributor, respectively, after the close of the transaction.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

On October 20, 2021, the Board of Trustees approved the appointment of Deanna B. Marotz as the Trust’s Chief Compliance Officer effective October 21, 2021. Ms. Marotz replaced Elizabeth A. Scalf. The information about Ms. Scalf in the Officers table located in the Additional Information section of this report will be replaced with the below:

Other
Directorships
		Term of	Number of		Held by
		Office and	Portfolios	Principal	Trustee
Name,	Position(s)	Length of	in the Trust	Occupation(s)	During
Address and	Held with	Time	Overseen	During the Past	the Past
Year of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Deanna B. Marotz	Chief	Indefinite	N/A	Senior Business	N/A
615 E. Michigan St.	Compliance	Term; Since		Line Regulatory
Milwaukee, WI	Officer,	October 21,		Review Manager,
53202	Vice	2021		US Bancorp Fund
Year of Birth: 1965	President,			Services, LLC
	and Anti-			(2021-present);
	Money			Chief Compliance
	Laundering			Officer of Keeley-
	Officer			Teton Advisors, LLC
and Teton Advisors,
Inc. (since 2017);
Chief Compliance
Officer of Keeley
Asset Management
Corp. (2015-2017);
Chief Compliance
Officer of Invesco
PowerShares
Capital Management
LLC (2008-2015).

On October 28, 2021, the CrossingBridge Low Duration High Yield Fund and CrossingBridge Responsible Credit Fund declared and paid an income distribution of $768,329 and $30,900, respectively, to their Institutional Class shareholders of record on October 27, 2021.

On November 29, 2021, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid an income distribution of $1,283,729, $36,968 and $25,287, respectively, to their Institutional Class shareholders of record on November 26, 2021. The CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid a short term capital gain distribution of $5,563,806, $18,301 and $45,223, respectively, to their Institutional Class shareholders of record on November 26, 2021. The CrossingBridge Responsible Credit Fund declared and paid a long term capital gain distribution of $21,525 to its Institutional Class shareholders of record on November 26, 2021.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
September 30, 2021

(13)	Recent Market Events

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While several countries, including the U.S., have begun to lift public health restrictions in efforts to reopen their respective economies, the outbreak of the Delta variant has led to the renewal of health mandates by local governments and businesses, reduced hiring efforts by employers, event cancellations and additional travel restrictions, supply chain shortages, cessation of return-to-office plans and an overall economic slowdown. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks associated with the United Kingdom’s departure from the European Union, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

CROSSINGBRIDGE FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of CrossingBridge Funds and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CrossingBridge Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of September 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in	Financial
Fund Name	Operations	Net Assets	Highlights
CrossingBridge Low	For the year ended	For the years ended	For the years ended
Duration High Yield Fund	September 30, 2021	September 30, 2021	September 30, 2021,
		and 2020	2020, and 2019, and
for the period from
February 1, 2018
(commencement of
operations) through
September 30, 2018
CrossingBridge Responsible	For the period from June 30, 2021 (commencement of operations)
Credit Fund and CrossingBridge	through September 30, 2021
Ultra-Short Duration Fund
CrossingBridge	For the period from September 20, 2021 (commencement of
Pre-Merger SPAC ETF	operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, agent banks, and brokers; when replies were not received from

CROSSINGBRIDGE FUNDS
Report of Independent Registered Public Accounting Firm
(Continued)

brokers or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Funds advised by CrossingBridge Advisors, LLC since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
November 29, 2021

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 4, 2021 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Low Duration High Yield Fund (the “Fund”), a series of the Trust, and CrossingBridge Advisors, LLC (“CrossingBridge”), the Fund’s investment adviser.  The Trustees also met at a prior meeting held on June 23, 2021 (the “June 23, 2021 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2022.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of David K. Sherman and Michael De Kler, the Fund’s portfolio managers and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss various performance,

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Fund for the quarter, one-year, three-year and since inception periods ended March 31, 2021.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Fund on both an absolute basis and in comparison to a benchmark index, the BofA 0-3 Year US HY Index ex Financials, and in comparison to a peer group of U.S. high yield bond funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed the performance of the Institutional Class shares of the Fund in comparison to a peer group of five funds selected by the Adviser (the “Adviser Peer Group”), constructed using data presented by Morningstar Direct for the period ended March 31, 2021.  The Trustees also noted that the Adviser sub-advises a mutual fund and manages its segment of the mutual fund’s portfolio with an investment strategy similar to that of the Fund.

The Trustees noted the performance for the Institutional Class shares of the Fund for the quarter period ended March 31, 2021 was above the Morningstar Peer Group median.  The Trustees noted the performance for the Institutional Class shares of the Fund for each of the one-year and three-year periods ended March 31, 2021 was below the Morningstar Peer Group median.  The Trustees noted the performance for the Institutional Class shares of the Fund for the quarter period ended March 31, 2021 was above the Adviser Peer Group median. The Trustees noted the performance for the Institutional Class shares of the Fund for each of the one-year and three-year periods ended March 31, 2021 was equal to the Adviser Peer Group median.  The Trustees noted that for the quarter ended March 31, 2021, the Institutional Class shares of the Fund had outperformed the BofA 0-3 Year US HY Index ex Financials.  The Trustees also noted the performance of the Fund was in-line with the performance of the segment of the separate comparable mutual fund sub-advised by the Adviser.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders could benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group and the Adviser Peer Group, as well as any fee waivers and expense reimbursement of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Fund’s operations since its inception and has not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement and the expense subsidization undertaken by the Adviser with respect to the Fund, as well as the Fund’s brokerage practices, noting the Adviser makes no effort to seek soft dollar arrangements.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 23, 2021 meeting and the August 4, 2021 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.58%, but equal to the Adviser Peer Group average of 0.65%.  The Trustees observed that the Fund’s total expense ratio of 0.90% for Institutional Class shares (net of fee waivers and expense reimbursements and which includes a 0.10% shareholder servicing plan fee) was above the Morningstar Peer Group and Adviser Peer Group averages (each of which exclude Rule 12b-1 fees) of 0.74% and 0.85%, respectively.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Fund was not excessive and that the Adviser maintained adequate profit levels to support its services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage practices of the Adviser with respect to the Fund, noting that the Adviser receives no soft dollar benefits from its relationship with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2022 as being in the best interests of the Fund and its shareholders.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 19, 2021 to consider the initial approval of the Investment Advisory Agreement (the “CrossingBridge Advisory Agreement”) between the Trust, on behalf of the CrossingBridge Responsible Credit Fund and the CrossingBridge Ultra-Short Duration Fund (each, a “Fund”, and collectively, the “Funds”), two series of the Trust, and CrossingBridge Advisors, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Funds’ legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, detailed comparative information relating to the Funds’ management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel and comparative fee information for the Funds and the Adviser’s other separately-managed accounts and other pertinent information.

Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the CrossingBridge Advisory Agreement for an initial term ending two years following the Funds’ commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the CrossingBridge Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Funds and the amount of time to be devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of David K. Sherman and T. Kirk Whitney, who will serve as the Responsible Credit Fund’s portfolio managers, Michael De Kler, who along with Mr. Sherman will serve as the Ultra-Short Duration Fund’s portfolio managers, and other key personnel at the Adviser who would be involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its commitment to the growth of each Fund’s assets.  The Trustees also noted any

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees noted that the Trust’s chief compliance officer concluded that the Adviser’s written compliance policies and procedures, as required by Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended, are reasonably designed to prevent violations of federal securities laws.  They noted that the Trust’s chief compliance officer further concluded that the Adviser’s compliance program appears to adequately address the major areas of risk associated with its current advisory business.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations in a predominately work-from-home environment.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the CrossingBridge Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees noted that the Funds had not yet commenced operations and, therefore, the performance of the Funds was not a relevant factor for consideration.  In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of Messrs. Sherman, Whitney and De Kler, who will serve as the Funds’ portfolio managers, as applicable.  The Trustees noted the performance of other accounts managed by the Adviser with similar investment strategies as each of the Funds.

After considering all of the information, the Trustees determined that the Funds and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed management fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Funds relative to a peer group of U.S. high yield bond funds as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”) and other accounts managed by the Adviser with similar investment strategies as each of the Funds.

The Trustees noted that the Ultra-Short Duration Fund’s proposed contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.61%.  The Trustees further noted that the Adviser had agreed to waive its management fee

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

and/or reimburse fund expenses for at least a two-year period, so that the Ultra-Short Duration Fund’s total annual fund operating expenses do not exceed 0.90% of the Fund’s average daily net assets, which was above the Morningstar Peer Group average of 0.79%.  The Trustees then compared the fees to be paid by the Ultra-Short Duration Fund to fees paid by other accounts managed by the Adviser with similar strategies.

The Trustees noted that the Responsible Credit Fund’s proposed contractual management fee of 0.65% was above the Morningstar Peer Group average of 0.61%.  The Trustees further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a two-year period, so that the Responsible Credit Fund’s total annual fund operating expenses do not exceed 0.90% of the Fund’s average daily net assets, which was above the Morningstar Peer Group average of 0.79%.  The Trustees then compared the fees to be paid by the Responsible Credit Fund to fees paid by other accounts managed by the Adviser with similar strategies.

The Trustees also considered the overall profitability that may result from the Adviser’s management of each of the Funds and reviewed the Adviser’s financial information.  The Trustees also examined the level of profits that could be realized by the Adviser from the fees payable under the CrossingBridge Advisory Agreement anticipated by the Adviser.

The Trustees concluded that each Fund’s estimated expenses and the proposed management fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser.  The Trustees further concluded, based on a pro forma profitability analysis prepared by the Adviser, that while each Fund would not be profitable to the Adviser in the short-term after accounting for marketing and distribution expenses, the Adviser had adequate financial resources to support its services to each Fund, despite the anticipated subsidization of each Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s estimated expenses relative to its Morningstar Peer Group and discussed economies of scale.  The Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as Fund assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to each Fund were acceptable.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the CrossingBridge Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed CrossingBridge Advisory Agreement for an initial two-year term as being in the best interests of each Fund and its shareholders.

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 4, 2021 to consider the initial approval of the Investment Advisory Agreement (the “CrossingBridge Advisory Agreement”) between the Trust, on behalf of the CrossingBridge Pre-Merger SPAC ETF (the “Fund”), a series of the Trust, and CrossingBridge Advisors, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the CrossingBridge Advisory Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the CrossingBridge Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the CrossingBridge Advisory Agreement, detailed comparative information relating to the Fund’s management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel and comparative fee information for the Fund and the Adviser’s other separately-managed accounts and other pertinent information.

Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the CrossingBridge Advisory Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

In considering the approval of the CrossingBridge Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of David K. Sherman and T. Kirk Whitney, the Fund’s portfolio managers and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its commitment to the growth of the Fund’s assets.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees noted that the Trust’s chief compliance officer concluded that the Adviser’s written compliance policies and procedures, as required by Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended, are reasonably designed to prevent violations of federal securities laws.  The Trustees also noted that the Trust’s chief compliance officer further concluded that the Adviser’s compliance program

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

appears to adequately address the major areas of risk associated with its current advisory business.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations in a predominately work-from-home environment.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the CrossingBridge Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees noted that the Fund had not yet commenced operations and, therefore, that performance of the Fund was not a relevant factor for consideration.  In assessing the portfolio management services to be provided by the Adviser, the Trustees considered the investment management experience of Messrs. Sherman and Whitney, who will serve as the Fund’s portfolio managers.  The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Fund.  After considering all of the information, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees took into consideration that the management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain other costs of the Fund, specifically interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and any Rule 12b-1 plan fees.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and expense components.  The Trustees considered the cost structure of the Fund relative to a peer group of U.S. open-end small growth funds in the Fund’s proposed Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).

The Trustees noted that the Fund’s proposed contractual management fee of 0.80% was below the Morningstar Peer Group average of 0.84%.  The Trustees further noted that the Fund’s proposed unitary fee structure will limit the Fund’s total annual fund operating expenses to 0.80% of the Fund’s average annual assets and was below the Morningstar Peer Group (which excludes Rule 12b-1 fees) of 1.13%.

The Trustees also considered the overall profitability that may result from the Adviser’s management of the Fund and reviewed the Adviser’s financial information.

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the CrossingBridge Advisory Agreement anticipated by the Adviser.

The Trustees concluded that the Fund’s estimated expenses and the proposed management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information and the investment management services to be provided to the Fund by the Adviser.  The Trustees noted, based on a pro forma profitability analysis prepared by the Adviser, that the Adviser’s anticipated profit from sponsoring the Fund would not be excessive and that the Adviser maintained adequate profit levels to support its services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s estimated expenses relative to its Morningstar Peer Group and discussed economies of scale.  The Trustees noted that the Fund’s proposed management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the CrossingBridge Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the proposed CrossingBridge Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Review of Liquidity Risk Management Program
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Trust for Professional Managers (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, CrossingBridge Advisors, LLC (“CrossingBridge”), the investment adviser to the CrossingBridge Low Duration High Yield Fund (the “Fund”), a series of the Trust, adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved CrossingBridge as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On April 15, 2021, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2020 through December 31, 2020 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

CROSSINGBRIDGE FUNDS
Additional Information
(Unaudited)

Tax Information

For the fiscal year or period ended September 30, 2021, 0% of the Funds’ taxable ordinary income distributions were designated as short-term capital gain distributions under the Internal Revenue Code Section 871(k).

For the fiscal year or period ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.38% for the CrossingBridge Low Duration High Yield Fund and 0% for the other Funds.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2021, was 0.38% for the CrossingBridge Low Duration High Yield Fund and 0% for the other Funds.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past

Independent Trustees

Michael D.	Trustee	Indefinite	26	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019-	investment
				present);	company
				Professor,	(2001-2021).
Department of
Accounting
(2004-2019);
Chair,
Department
of Accounting
(2004-2017),
Marquette
University.

Gary A. Drska	Trustee	Indefinite	26	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company
(2001-2021).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	26	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief	open-end
Year of Birth: 1962		2001		Operating	investment
				Officer	company)
				(2016–2020),	(2003-2017);
				Executive Vice	Trustee, USA
				President	MUTUALS
				(1994–2017),	(an open-end
				U.S. Bancorp	investment
				Fund Services,	company)
				LLC.	(2001-2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and Anti-			present); Vice
	Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December
2016–January
2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior
Legal Counsel
(May 2016–
November 2016),
Heartland
Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019-present);
Partner, Practus,
LLP (2018-2019);
Counsel, Drinker
Biddle & Reath LLP
(2016-2018).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds’ toll free at 1-888-898-2780. A description of these policies and procedures is also included in a Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

A Fund’s proxy voting record for the most recent 12-month period ended June 30 (as applicable) is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view a Fund’s filings (as applicable) on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the CrossingBridge Pre-Merger SPAC ETF trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the ETF is available without charge, on the ETF’s website at www.crossingbridgefunds.com.

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 230
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributors	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on December 10, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2021	FYE 9/30/2020
(a) Audit Fees	$54,500	$18,000
(b) Audit-Related Fees	0	0
(c) Tax Fees	11,500	3,500
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 10, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
  John Buckel, President

Date:  12/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date:  12/1/2021

By (Signature and Title)*  /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date:  12/1/2021

* Print the name and title of each signing officer under his or her signature.